CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 3,911,560	$ 11,911,229	$ 17,846,900
Cost of revenues	(2,077,516)	(1,256,353)	(1,855,164)
Gross profit	1,834,044	10,654,876	15,991,736
Operating Expenses
Selling and marketing expenses	(1,086,078)	(947,834)	(411,391)
General and administrative expenses	(2,856,789)	(2,103,263)	(3,501,471)
Provision for doubtful accounts	(6,880,008)	(1,960,604)	(1,628,516)
Impairment of property and equipment	(434,878)
Total Operating Expenses	(11,257,753)	(5,011,701)	(5,541,378)
(Loss) Income from Operations	(9,423,709)	5,643,175	10,450,358
Other Income (Expenses)
Interest expense, net	(57,109)	(183,896)	(48,311)
Changes in fair value of warrant liabilities	2,367,632
Subsidy income	574,878	955,439	819,755
Other (expenses) income, net	(209,145)	638,611	(65,754)
Total Other Income, Net	2,676,256	1,410,154	705,690
(Loss) Income Before Income Taxes	(6,747,453)	7,053,329	11,156,048
Income tax (expense) benefit		(108,638)	18,528
Net (Loss) Income	(6,747,453)	6,944,691	11,174,576
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	1,393,597	2,531,676	(333,548)
Comprehensive (Loss) Income	$ (5,353,856)	$ 9,476,367	$ 10,841,028
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic	28,020,290	20,400,000	20,254,247
Weighted average number of ordinary share outstanding, Diluted	28,020,290	20,400,000	20,254,247
(Loss) Earnings per share
(Loss) Earnings per share, Basic	$ (0.24)	$ 0.34	$ 0.55
(Loss) Earnings per share, Diluted	$ (0.24)	$ 0.34	$ 0.55